Segment Information (Geographical) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 5,765	$ 5,506
Property, Plant and Equipment, Net	20,353	19,535
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,566	1,569
Property, Plant and Equipment, Net	4,440	4,304
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,754	3,522
Property, Plant and Equipment, Net	14,978	14,353
Barbados
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	292	263
Property, Plant and Equipment, Net	535	510
The Bahamas
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	110	112
Property, Plant and Equipment, Net	322	289
Dominica
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	43	40
Property, Plant and Equipment, Net	$ 78	$ 79